Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Schedule of Balances of Other Financial Liabilities

	December 31, 2018		December 31, 2017
	Current	Non-Current	Current	Non-Current
Other Financial Liabilities	ThUS$	ThUS$	ThUS$	ThUS$

Interest-bearing borrowings	1,642,504	4,621,855	670,916	4,333,042
Hedging derivatives (*)	5,595	13	17,582	7,802
Non-hedging derivatives (**)	—	—	1,270	8,671

Total	1,648,099	4,621,868	689,768	4,349,515

(*)See Note 23.2.a.

(**)See Note 23.2.b.

Schedule of Interest-bearing Borrowings

	December 31, 2018		December 31, 2017
	Current	Non-Current	Current	Non-Current
Classes of Interest-Bearing Borrowings	ThUS$	ThUS$	ThUS$	ThUS$

Bank loans	1,041,653	854,256	336,937	1,164,786
Unsecured obligations	441,946	2,626,127	271,173	2,726,159
Secured obligations	67,805	922,721	492	180,184
Financial leases	35,667	86,306	26,647	77,845
Other obligations	55,433	132,445	35,667	184,068

Total	1,642,504	4,621,855	670,916	4,333,042

Summary of Bank Loans by Currency and Maturity

Summary of bank loans by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	4.99%	3.36%	Unsecured	—	352,387	352,387	—	—	—	—	—	—
Chile	Ch$	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	US$	3.52%	3.40%	Unsecured	424	—	424	—	—	—	—	—	—
Peru	PS$	3.78%	3.75%	Unsecured	35	25,857	25,892	—	22,192	—	—	—	22,192
Colombia	CP$	6.28%	6.12%	Unsecured	66,549	40,037	106,586	33,223	10,967	9,238	9,238	4,619	67,285
Brazil	US$	4.54%	4.53%	Unsecured	83,974	303,104	387,078	271,452	203,283	—	—	2,776	477,511
Brazil	R$	6.22%	6.07%	Unsecured	76,231	93,054	169,285	91,260	86,152	52,845	19,310	37,701	287,268

		Total			227,214	814,439	1,041,653	395,935	322,594	62,083	28,548	45,096	854,256

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	3.34%	3.23%	Unsecured	8,859	1,265	10,124	422	—	—	—	—	422
Peru	PS$	5.43%	5.32%	Unsecured	22,268	27,471	49,739	—	—	—	—	—	—
Colombia	US$	1.90%	1.88%	Unsecured	35,414	—	35,414	—	—	—	—	—	—
Colombia	CP$	7.28%	7.10%	Unsecured	13,030	17,085	30,115	88,625	64,963	15,459	13,623	20,434	203,104
Brazil	US$	3.80%	3.83%	Unsecured	7,595	37,076	44,671	407,459	293,720	53,532	30,856	5,762	791,329
Brazil	R$	11.86%	10.84%	Unsecured	56,245	110,629	166,874	61,436	17,302	87,643	2,086	1,464	169,931

		Total			143,411	193,526	336,937	557,942	375,985	156,634	46,565	27,660	1,164,786

Summary of Identification of Bank Borrowings by Company

											December 31, 2018
											Current				Non-Current
Taxpayer			Taxpayer					Effective Interest	Nominal Interest		Less than 90 days		More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Financial Institution		Country	Currency	Rate	Rate	Amortization	ThUS$		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Citibank		Brazil	US$	1.91%	1.90%	At Maturity	31		37,119	37,150	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Banco Santander		Brazil	US$	5.03%	5.02%	At Maturity	76,126		—	76,126	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Bndes		Brazil	R$	9.17%	9.04%	Monthly	9,166	0	26,812	35,978	29,483	21,773	3,322	2,079	—	56,657
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Banco Itau		Brazil	US$	4.81%	4.80%	At Maturity	1,583	0	—	1,583	—	75,601	—	—	—	75,601
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Bndes		Brazil	R$	12.11%	12.06%	Monthly	10,445	0	29,043	39,488	32,740	32,740	27,811	—	—	93,291
Foreign	Enel Distribución Río S.A.	Brazil	Foreign	Citibank		Brazil	US$	3.77%	3.76%	At Maturity	31	0	—	31	—	97,220	—	—	—	97,220
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo		Colombia	CP$	8.49%	8.32%	At Maturity	63,094	0	—	63,094	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo		Colombia	CP$	9.01%	8.82%	At Maturity	244	0	24,943	25,187	24,942	—	—	—	—	24,942
Foreign	Codensa	Colombia	Foreign	Banco de Bogota S.A.		Colombia	CP$	6.90%	6.69%	Quarterly	753	0	—	753	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco AV Villas		Colombia	CP$	6.49%	6.30%	Quarterly	384	0	—	384	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco Popular		Colombia	CP$	6.55%	6.36%	Quarterly	200	0	385	585	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Banco Popular		Colombia	CP$	6.60%	6.40%	Quarterly	386	0	1,132	1,518	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.15%	5.03%	Quarterly	79	0	225	304	67	—	—	—	—	67
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.24%	5.12%	Quarterly	66	0	193	259	57	—	—	—	—	57
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.28%	5.16%	Quarterly	35	0	105	140	31	—	—	—	—	31
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.15%	5.03%	Quarterly	134	0	379	513	220	—	—	—	—	220
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.24%	5.12%	Quarterly	85	0	248	333	144	—	—	—	—	144
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.32%	5.20%	Quarterly	80	0	237	317	138	—	—	—	—	138
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.98%	5.82%	Quarterly	206	0	605	811	655	164	—	—	—	819
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.81%	5.66%	Quarterly	108	0	293	401	310	155	—	—	—	465
Foreign	Codensa	Colombia	Foreign	BBVA		Colombia	CP$	5.90%	5.75%	Quarterly	158	0	449	607	476	238	—	—	—	714
Foreign	Codensa	Colombia	Foreign	Banco Agrario		Colombia	CP$	6.30%	6.13%	Quarterly	537	0	1,509	2,046	1,564	1,172	—	—	—	2,736
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia		Perú	US$	3.52%	3.40%	Quarterly	424	0	—	424	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Itau CCB		Brazil	R$	10.01%	10.00%	Annually	13,146	0	—	13,146	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Banco do Brasil		Brazil	R$	7.00%	6.93%	Annually	173	0	19,351	19,524	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Banco do Nordeste		Brazil	R$	10.01%	10.00%	Monthly	1,374	0	—	1,374	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Bndes		Brazil	R$	9.28%	9.15%	Monthly	4,803	0	14,060	18,863	15,282	11,753	1,620	1,089	—	29,744
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Banco do Brasil		Brazil	US$	5.70%	5.69%	At Maturity	30	0	—	30	—	—	—	—	2,776	2,776
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Banco do Nordeste		Brazil	US$	6.34%	6.33%	Monthly	255	0	559	814	5,610	8,415	8,415	8,415	36,462	67,317
Foreign	Enel Distribución Ceará S.A.	Brazil	Foreign	Nota Promissoria		Brazil	US$	6.80%	6.79%	At Maturity	2,041			2,041
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco de Credito del Perú		Perú	PS$	4.16%	4.10%	At Maturity	35	0	—	35	—	22,192	—	—	—	22,192
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia		Colombia	CP$	6.37%	6.27%	Bi-Annually	—	0	9,334	9,334	4,619	9,238	9,238	9,238	4,619	36,952
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	BNP PARIBAS		Brazil	US$	3.63%	3.63%	At Maturity	1,249	0	265,985	267,234	—	—	—	—	—	—
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Itau 4131 CELG - CE 0720L401		Brazil	US$	4.63%	4.62%	Bi-Annually	1,522	0	—	1,522	75,601	—	—	—	—	75,601
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Itau 4131 CELG - CE 0820L401		Brazil	US$	4.60%	4.59%	Bi-Annually	1,391	0	—	1,391	95,108	—	—	—	—	95,108
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Itau 4131 CELG - CE 0221L401		Brazil	US$	5.46%	5.45%	Bi-Annually	542	0	—	542	—	30,462	—	—	—	30,462
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Itau 4131 CELG - CE 0718L401		Brazil	US$	5.77%	5.76%	Bi-Annually	909	0	—	909	40,345	—	—	—	—	40,345
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	BNDES - FINAME CAPITAL DE GIRO		Brazil	R$	10.06%	9.61%	Quarterly	167	0	—	167	4,965	8,368	8,368	4,183	—	25,884
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	CCB ALFA		Brazil	R$	7.41%	7.40%	At Maturity	33,561	0	—	33,561	—	—	—	—	—	—
Foreign	Enel Generacion Fortaleza	Brazil	Foreign	Banco Citibank		Brazil	US$	4.66%	4.65%	At Maturity	560		—	560	60,398	—	—	—	—	60,398
Foreign	Enel Perú S.A	Perú	Foreign	Banco Scotiabank		Perú	PS$	3.40%	3.40%	At Maturity	—		25,857	25,857	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	BNP Paribas NY		E.E.U.U	US$	4.99%	3.36%	At Maturity	—		105,000	105,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	Citibank N.A		E.E.U.U	US$	4.99%	3.36%	At Maturity	—		35,000	35,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	Credit Agricole CIB	|	E.E.U.U	US$	4.99%	3.36%	At Maturity	—		37,387	37,387	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	JP Morgan Chase Bank	|	E.E.U.U	US$	4.99%	3.36%	At Maturity	—		35,000	35,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	Sumitomo Mitsui Banking	|	E.E.U.U	US$	4.99%	3.36%	At Maturity	—		70,000	70,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	Societe Generale	|	E.E.U.U	US$	4.99%	3.36%	At Maturity	—		35,000	35,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	Foreign	BBVA New York Branch	|	E.E.U.U	US$	4.99%	3.36%	At Maturity	—		35,000	35,000	—	—	—	—	—	—
94.271.00-3	Enel Américas S.A	Chile	97.036.000-k	Linea sobregiro (Banco Santander)	|	Chile	Ch$	6.00%	6.00%	At Maturity	1		—	1	—	—	—	—	—	—
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	FINEP - 1° Protocolo		Brazil	R$	4.00%	4.00%	Monthly	397		1,180	1,577	262	—	—	—	—	262
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	FINEP - 2° Protocolo		Brazil	R$	11.98%	11.80%	Monthly	703		2,049	2,752	2,918	3,103	3,309	3,544	1,239	14,113
Total											227,214		814,439	1,041,653	395,935	322,594	62,083	28,548	45,096	854,256

										December 31, 2017
										Current			Non-Current
Taxpayer			Taxpayer				Effective Interest	Nominal Interest		Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- current
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Rate	Rate	Amortization	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Citibank	Brazil	US$	4.13%	4.12%	At Maturity	778	37,076	37,854	—	—	—	—	—	—
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Santander	Brazil	US$	3.37%	3.36%	At Maturity	708	—	708	75,938	—	—	—	—	75,938
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.57%	10.51%	Monthly	20,080	32,334	52,414	39,121	31,839	22,490	4,410	2,989	100,849
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Banco Itau	Brazil	US$	4.29%	4.28%	At Maturity	1,594	—	1,594	—	—	75,512	—	—	75,512
Foreign	Enel Distribución Río S.A. ( ex Ampla Energía S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.83%	9.86%	Monthly	966	6,894	7,860	31,042	31,042	31,042	26,446	—	119,572
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	8.49%	8.32%	At Maturity	1,626	—	1,626	66,996	—	—	—	—	66,996
Foreign	Codensa	Colombia	Foreign	Bank of Tokyo	Colombia	CP$	9.01%	8.82%	At Maturity	—	279	279	—	54,266	—	—	—	54,266
Foreign	Codensa	Colombia	Foreign	Banco de Bogota S.A.	Colombia	CP$	7.72%	7.46%	Quarterly	836	2,462	3,298	722	—	—	—	—	722
Foreign	Codensa	Colombia	Foreign	Banco AV Villas	Colombia	CP$	7.50%	7.26%	Quarterly	424	1,256	1,680	368	—	—	—	—	368
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.45%	7.25%	Quarterly	277	628	905	556	—	—	—	—	556
Foreign	Codensa	Colombia	Foreign	Banco Popular	Colombia	CP$	7.44%	7.24%	Quarterly	536	1,256	1,792	1,452	—	—	—	—	1,452
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	112	245	357	282	71	—	—	—	353
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.10%	5.97%	Quarterly	91	212	303	242	61	—	—	—	303
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	5.96%	5.83%	Quarterly	46	117	163	132	33	—	—	—	165
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.21%	6.07%	Quarterly	197	407	604	466	233	—	—	—	699
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.07%	5.94%	Quarterly	121	268	389	304	152	—	—	—	456
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.03%	5.90%	Quarterly	109	259	368	291	145	—	—	—	436
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.72%	6.56%	Quarterly	322	628	950	695	695	174	—	—	1,564
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.86%	6.69%	Quarterly	180	294	474	330	330	165	—	—	825
Foreign	Codensa	Colombia	Foreign	BBVA	Colombia	CP$	6.75%	6.59%	Quarterly	259	456	715	505	505	253	—	—	1,263
Foreign	Codensa	Colombia	Foreign	Banco Agrario	Colombia	CP$	7.15%	6.97%	Quarterly	899	1,507	2,406	1,661	1,661	1,246	—	—	4,568
Foreign	Chinango S.A.C.	Perú	Foreign	Banco de Credito del Perú	Perú	US$	3.15%	3.05%	Quarterly	8,422	—	8,422	—	—	—	—	—	—
Foreign	Chinango S.A.C.	Perú	Foreign	Bank Of Nova Scotia	Perú	US$	3.52%	3.40%	Quarterly	437	1,265	1,702	422	—	—	—	—	422
Foreign	Enel Cien S.A. (EX Cien S.A.)	Brazil	Foreign	Bndes	Brazil	R$	9.35%	8.84%	Monthly	419	1,216	1,635	1,621	811	—	—		2,432
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco Itaú Brasil	Brazil	R$	12.17%	11.28%	Annually	15,766	—	15,766	15,094	—	—	—	—	15,094
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	R$	10.29%	10.14%	Annually	795	45,280	46,075	22,640	—	—	—	—	22,640
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Nordeste	Brazil	R$	7.85%	7.70%	Monthly	1,630	4,808	6,438	1,603	—	—	—	—	1,603
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Bndes	Brazil	R$	10.79%	10.66%	Monthly	8,891	15,359	24,250	20,478	16,491	12,131	2,086	1,464	52,650
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Banco do Brasil	Brazil	US$	4.67%	4.66%	At Maturity	27	—	27	—	—	—	—	2,773	2,773
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco de Interbank	Perú	PS$	5.83%	5.71%	At Maturity	6,624	—	6,624	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	29	4,630	4,659	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	47	7,717	7,764	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	35	7,407	7,442	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.10%	5.01%	At Maturity	33	7,717	7,750	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander	Perú	PS$	6.35%	6.20%	At Maturity	15,500	—	15,500	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	BBVA Colombia	Colombia	CP$	9.43%	9.21%	At Maturity	5,160	5,024	10,184	10,050	5,024	10,048	10,050	15,074	50,246
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Bogota	Colombia	CP$	9.85%	9.62%	At Maturity	1,835	1,787	3,622	3,573	1,787	3,573	3,573	5,360	17,866
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco de Crédito del perú	Colombia	US$	1.90%	1.88%	At Maturity	35,414	—	35,413	—	—	—	—	—	—
Foreign	Enel Green Power Volta Grande	Brazil	Foreign	BNP PARIBAS	Brazil	US$	3.24%	3.22%	At Maturity	1,158	—	1,158	261,358	—	—	—	—	261,358
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Banco Daycoval (75272/2014)	Brazil	R$	14.99%	13.59%	Monthly	653	650	1,303	—	—	—	—	—	—
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1310/2015)	Brazil	R$	15.86%	12.91%	Monthly	1,782	587	2,369	—	—	—	—	—	—
Foreign	CELG Distribuição S.A.	Brazil	Foreign	BCV - Banco de Crédito e Varejo (1360/2015)	Brazil	R$	15.86%	12.91%	Monthly	5,263	3,501	8,764	—	—	—	—	—	—
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	4.02%	4.05%	Bi-Annually	1,533	—	1,533	—	75,513	—	—	—	75,513
Foreign	CELG Distribuição S.A.	Brazil	Foreign	ITAÚ 4131 CELG	Brazil	US$	3.67%	4.02%	Bi-Annually	1,398	—	1,398	—	94,998	—	—	—	94,998
Foreign	CGTF Endesa Fortaleza	Brazil	Foreign	Banco Citibank	Brazil	US$	2.98%	2.96%	At Maturity	399	—	399	—	60,328	—	—	—	60,328
Total										143,411	193,526	336,936	557,942	375,985	156,634	46,565	27,660	1,164,786

Summary of Unsecured Liabilities by Currency and Maturity

- Summary of unsecured liabilities by currency and maturity

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,471	4,471	—	—	—	—	584,411	584,411
Chile	U.F.	5.75%	Unsecured	—	6,197	6,197	6,493	6,866	3,242	—	—	16,601
Peru	US$	6.64%	Unsecured	8,865	—	8,865	9,998	—	—	—	9,998	19,996
Peru	PS$	6.34%	Unsecured	11,201	58,856	70,057	38,466	29,589	34,028	47,343	194,670	344,096
Brazil	R$	7.91%	Unsecured	39,767	45,425	85,192	45,523	91,691	45,152	31,142	87,900	301,408
Colombia	CP$	7.44%	Unsecured	204,979	62,185	267,164	101,922	310,944	267,761	149,309	529,679	1,359,615

Total				264,812	177,134	441,946	202,402	439,090	350,183	227,794	1,406,658	2,626,127

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	Unsecured	—	4,405	4,405	—	—	—	—	582,676	582,676
Chile	U.F.	5.75%	Unsecured	—	6,458	6,458	6,746	7,134	7,544	3,412	—	24,836
Peru	US$	6.59%	Unsecured	10,991	—	10,991	8,179	10,016	—	—	10,016	28,211
Peru	PS$	6.29%	Unsecured	3,648	2,615	6,263	66,364	40,127	30,867	35,497	221,594	394,449
Brazil	R$	7.35%	Unsecured	944	43,467	44,411	—	—	52,152	52,602	44,909	149,663
Colombia	CP$	8.69%	Unsecured	37,900	160,745	198,645	253,473	110,856	337,987	190,818	653,190	1,546,324

Total				53,483	217,690	271,173	334,762	168,133	428,550	282,329	1,512,385	2,726,159

Summary of Secured Liabilities by Currency and Maturity

- Summary of secured liabilities by currency and maturity

				Current			Non-Current
				Maturity		Total	Maturity					Total Non-
		Nominal	Secured /	One to three months	Three to twelve months	current 12-31-2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Current 12-31-2018
Country	Currency	Interest Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Brazil	R$	7.31%	Secured	16,266	51,539	67,805	154,273	180,705	178,330	255,098	154,315	922,721

Total				16,266	51,539	67,805	154,273	180,705	178,330	255,098	154,315	922,721

				Current			Non-Current
				Maturity		Total	Maturity					Total Non-
		Nominal	Secured /	One to three months	Three to twelve months	current 12-31-2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Current 12-31-2017
Country	Currency	Interest Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Brazil	R$	6.18%	Secured	492	-	492	-	180,184	-	-	-	180,184

Total				492	-	492	-	180,184	-	-	-	180,184

Summary of Secured and Unsecured Liabilities by Company

Unsecured liabilities by company

										December 31, 2018
										Current			Non-Current
Taxpayer			Taxpayer	Financial			Effective Interest	Nominal Interest	Secured /	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Institution	Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	8.23%	7.99%	No	613	—	613	—	—	—	—	59,535	59,535
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	6.92%	6.74%	No	74	—	74	—	56,967	—	—	—	56,967
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	97	—	97	27,714	—	—	—	—	27,714
Foreign	Codensa	Colombia	Foreign	Bonds E2-17	Colombia	CP$	7.04%	6.86%	No	49,481	—	49,481	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bonds E5-17	Colombia	CP$	7.39%	7.39%	No	5,016	—	5,016	—	—	83,141	—	—	83,141
Foreign	Codensa	Colombia	Foreign	Bonds E7-17	Colombia	CP$	6.46%	6.31%	No	256	—	256	—	—	—	—	61,586	61,586
Foreign	Codensa	Colombia	Foreign	Bonds E7-18	Colombia	CP$	6.74%	6.58%	No	910	—	910	—	—	—	—	61,586	61,586
Foreign	Codensa	Colombia	Foreign	Bonds B12-18	Colombia	CP$	6.98%	6.80%	No	753	—	753	—	—	—	—	49,269	49,269
Foreign	Codensa	Colombia	Foreign	Interest Bonds B5- 18	Colombia	CP$	6.18%	6.04%	No	696	—	696	—	—	—	60,046	—	60,046
Foreign	Enel Distribución Ceará S.A.	Brasil	Foreign	Debentures CEAR15	Brazil	R$	7.34%	7.33%	No	226	—	226	—	45,152	45,152	—	—	90,304
Foreign	Enel Distribución Ceará S.A.	Brasil	Foreign	Debentures CEAR25	Brazil	R$	10.31%	10.30%	No	36	—	36	—	—	—	20,821	18,375	39,196
Foreign	Enel Distribución Ceará S.A.	Brasil	Foreign	Nota Promissoria	Brazil	R$	6.80%	6.79%	No	38,702	—	38,702	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A.	Brasil	Foreign	Debentures CEAR16	Brazil	R$	7.50%	7.49%	No	26	—	26	—	—	—	10,321	—	10,321
Foreign	Enel Distribución Ceará S.A.	Brasil	Foreign	Debentures CEAR26	Brazil	R$	11.10%	10.51%	No	166	—	166	—	—	—	—	69,525	69,525
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	—	12	12	—	—	7,397	—	—	7,397
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.38%	6.28%	No	228	7,397	7,625	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	273	—	273	—	—	—	—	9,998	9,998
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	8,447	—	8,447	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	5.87%	5.78%	No	145	—	145	9,998	—	—	—	—	9,998
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.86%	6.75%	No	352	—	352	14,795	—	—	—	—	14,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.80%	5.72%	No	221	—	221	—	—	—	—	29,589	29,589
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Microfondo	Perú	PS$	7.15%	7.03%	No	6,110	—	6,110	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.61%	6.50%	No	107	—	107	14,795	—	—	—	—	14,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.15%	6.06%	No	—	125	125					14,795	14,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Microfondo	Perú	PS$	5.64%	5.56%	No	290	—	290	—	—	14,795			14,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.06%	5.00%	No	87	—	87	—	—	—	—	11,836	11,836
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.19%	5.13%	No	326	—	326	—	—	—	—	14,795	14,795
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Interseguro	Perú	PS$	6.38%	6.28%	No	—	159	159	—	—	11,836	—	—	11,836
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	7.41%	7.28%	No	270	—	270	—	—	—	—	10,504	10,504
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Prima AFP	Perú	PS$	7.58%	7.44%	No	264	—	264	8,876	—	—	—	—	8,876
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	7.51%	7.38%	No	145	—	145	—	—	—	—	17,754	17,754
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.90%	6.78%	No	—	440	440	—	29,589	—	—	—	29,589
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.44%	6.34%	No	—	56	56	—	—	—	17,754	—	17,754
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.93%	5.84%	No	—	29,675	29,675	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.44%	6.34%	No	425	—	425	—	—	—	—	23,671	23,671
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.22%	6.12%	No	579	20,713	21,292	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	5.45%	5.38%	No	444	—	444	—	—	—	—	29,589	29,589
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	8.29%	8.12%	No	481	—	481	—	—	—	—	20,713	20,713
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.19%	6.09%	No	872	—	872	—	—	—	29,589	—	29,589
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	6.09%	6.00%	No	—	279	279	—	—	—	—	21,424	21,424
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10-09	Colombia	CP$	9.24%	8.94%	No	49,902	—	49,902	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12-09	Colombia	CP$	9.57%	9.24%	No	636	—	636	—	27,584	—	—	—	27,584
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15-09	Colombia	CP$	9.56%	9.24%	No	221	—	221	—	—	—	—	17,090	17,090
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	7.66%	7.45%	No	65	15,222	15,287	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	6.80%	6.64%	No	283	—	283	33,862	—	—	—	—	33,862
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	9.11%	8.75%	No	2,360	—	2,360	—	27,714	—	—	—	27,714
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo	Colombia	CP$	9.11%	8.75%	No	16,958	—	16,958	—	198,679	—	—	—	198,679
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	6.91%	6.73%	No	324	—	324	—	—	92,330	—	—	92,330
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	7.23%	7.04%	No	509	—	509	—	—	—	—	57,362	57,362
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	8.43%	8.18%	No	526	—	526	—	—	—	—	111,716	111,716
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	7.03%	6.85%	No	220	—	220	—	—	—	—	61,538	61,538
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	7.56%	7.35%	No	464	—	464	—	—	—	—	49,997	49,997
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	7.66%	7.45%	No	201	46,963	47,164	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	6.80%	6.64%	No	338	—	338	40,346	—	—	—	—	40,346
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	6.87%	6.70%	No	72,999	—	72,999	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	8.11%	7.88%	No	984	—	984	—	—	—	89,263	—	89,263
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E6-16	Colombia	CP$	7.59%	7.38%	No	93	—	93	—	—	92,290	—	—	92,290
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F	7.02%	5.75%	No	—	6,197	6,197	6,493	6,866	3,242	—	—	16,601
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única U.S. $ 600 millones	E.E.U.U.	US$	4.21%	4.00%	No	—	4,466	4,466	—	—	—	—	583,553	583,553
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds 2026	E.E.U.U.	US$	7.76%	6.60%	No	—	5	5	—	—	—	—	858	858
Foreign	Enel Distribución Sao Paulo	Brasil	Foreign	Bradesco DEBENTURES - 14 EMISSAO	Brazil	R$	9.19%	8.07%	No	611	45,425	46,036	45,523	46,539	—	—	—	92,062
Total										264,812	177,134	441,946	202,402	439,090	350,183	227,794	1,406,658	2,626,127

										December 31, 2017
										Current			Non Current
Taxpayer			Taxpayer	Financial			Effective Interest	Nominal Interest	Secured /	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Institution	Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	B103	Colombia	CP$	9.90%	9.55%	No	147	26,799	26,946	—		—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bonds B12-13	Colombia	CP$	9.12%	8.82%	No	736	—	736	—	—	—	—	64,765	64,765
Foreign	Codensa	Colombia	Foreign	Bonds B5-13	Colombia	CP$	8.20%	7.96%	No	624	60,853	61,477	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Bonds B7-14	Colombia	CP$	7.80%	7.58%	No	90	—	90	—	—	61,972	—	—	61,972
Foreign	Codensa	Colombia	Foreign	Bonds E4-16	Colombia	CP$	7.70%	7.49%	No	105	—	105	—	30,148	—	—	—	30,148
Foreign	Codensa	Colombia	Foreign	Bonds E2-17	Colombia	CP$	7.04%	6.86%	No	232	—	232	53,597	—	—	—	—	53,597
Foreign	Codensa	Colombia	Foreign	Bonds E5-17	Colombia	CP$	7.39%	7.39%	No	5,457	—	5,457	—	—	—	90,445	—	90,445
Foreign	Codensa	Colombia	Foreign	Bonds E7-17	Colombia	CP$	6.46%	6.31%	No	278	—	278	—	—	—	—	66,996	66,996
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.46%	9.40%	No	568	43,467	44,035	—	—	—	—	—	—
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 1	Brazil	R$	7.64%	6.07%	No	282	—	282	—	—	52,152	52,602	44,909	149,663
Foreign	Enel Distribución Ceará S.A. (ex Coelce S.A.)	Brazil	Foreign	Itaú 2	Brazil	R$	9.33%	7.75%	No	94	—	94	—	—	—	—	—	—
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	6.41%	6.31%	No	—	12	12	—	—	—	7,717	—	7,717
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	6.44%	6.34%	No	274	—	274	—	—	—	—	10,016	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Continental	Perú	US$	7.93%	7.78%	No	283	—	283	8,179	—	—	—	—	8,179
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	5.87%	5.78%	No	145	—	145	—	10,016	—	—	—	10,016
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Perú	US$	6.57%	6.47%	No	10,290	—	10,290	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	AFP Prima	Perú	PS$	7.44%	7.30%	No	275	—	275	—	9,261	—	—	—	9,261
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Interseguro Cia de Seguros	Perú	PS$	6.28%	6.19%	No	—	166	166	—	—	—	12,347	—	12,347
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.06%	5.97%	No	130	—	130	—	—	—	—	15,433	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.28%	7.15%	No	281	—	281	—	—	—	—	10,958	10,958
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.75%	6.64%	No	368	—	368	—	15,433	—	—	—	15,433
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	7.38%	7.24%	No	—	159	159	—	—	—	—	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.78%	6.67%	No	—	459	459	—	—	30,867	—	—	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	—	59	59	—	—	—	—	18,520	18,520
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	5.84%	5.76%	No	—	90	90	30,867	—	—	—	—	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.34%	6.25%	No	—	444	444	—	—	—	—	24,693	24,693
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.13%	6.03%	No	603	—	603	21,607	—	—	—	—	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	8.13%	7.97%	No	—	502	502	—	—	—	—	21,607	21,607
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.09%	6.00%	No	909	—	909	—	—	—	—	30,867	30,867
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Rimac Internacional	Perú	PS$	6.00%	5.91%	No	—	291	291	—	—	—	—	22,349	22,349
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B09-09	Colombia	CP$	10.53%	10.05%	No	1,802	73,093	74,895	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B10	Colombia	CP$	10.40%	9.94%	No	732	—	732	53,617	—	—	—	—	53,617
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B12	Colombia	CP$	11.60%	11.02%	No	754	—	754	—	—	30,008	—	—	30,008
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B15	Colombia	CP$	10.73%	10.23%	No	262	—	262	—	—	—	—	18,592	18,592
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-13	Colombia	CP$	9.65%	9.25%	No	79	—	79	16,556	—	—	—	—	16,556
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B6-14	Colombia	CP$	8.78%	8.44%	No	347	—	347	—	36,827	—	—	—	36,827
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds exterior	Colombia	CP$	9.11%	9.11%	No	2,567	—	2,567	—	—	30,148	—	—	30,148
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds quimbo	Colombia	CP$	9.11%	9.11%	No	18,449	—	18,449	—	—	215,859	—	—	215,859
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10	Colombia	CP$	8.04%	7.76%	No	387	—	387	—	—	—	—	100,429	100,429
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B10-14	Colombia	CP$	9.21%	8.84%	No	620	—	620	—	—	—	—	62,393	62,393
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B12-13	Colombia	CP$	10.44%	9.97%	No	631	—	631	—	—	—	—	121,522	121,522
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B15	Colombia	CP$	8.17%	7.88%	No	268	—	268	—	—	—	—	66,939	66,939
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B16-14	Colombia	CP$	9.54%	9.15%	No	562	—	562	—	—	—	—	54,471	54,471
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-13	Colombia	CP$	9.65%	9.25%	No	243	—	243	51,077	—	—	—	—	51,077
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds Quimbo B6-14	Colombia	CP$	8.78%	8.44%	No	413	—	413	—	43,881	—	—	—	43,881
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B3-16	Colombia	CP$	8.85%	8.51%	No	829	—	829	78,626	—	—	—	—	78,626
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds B7-16	Colombia	CP$	10.11%	9.67%	No	1,184	—	1,184	—	—	—	—	97,083	97,083
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Bonds E7-16	Colombia	CP$	7.38%	7.38%	No	102	—	102	—	—	—	100,373	—	100,373
94.271.00-3	Enel Américas S.A.	Chile	97.036.000-k	Bonds UF 269	Chile	U.F.	7.02%	5.75%	No	—	6,458	6,458	6,746	7,134	7,544	3,412	—	24,836
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds Serie Única U.S. $ 600 millones	E.E.U.U.	US$	4.21%	4.00%	No	—	4,400	4,400	—	—	—	—	581,818	581,818
94.271.00-3	Enel Américas S.A.	Chile	Foreign	Yankee bonds 2026	E.E.U.U.	US$	7.76%	6.60%	No	—	5	5	—	—	—	—	858	858
Total										53,484	217,689	271,173	334,762	168,133	428,550	282,329	1,512,385	2,726,159

Summary of Detail of Finance Lease Obligations

Detail of finance lease obligations

								December 31, 2018
								Current			Non-Current
Taxpayer			Taxpayer	Financial			Nominal Interest	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years		Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Institution	Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	198	636	834	1,004	—		—	—	—	1,004
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	10	31	41	30	—		—	—	—	30
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	2	4	6	—	—	0	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Transportes Especializados Aliados S.A.S.	Colombia	CP$	12.50%	62	141	203	565	—	0	—	—	—	565
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Continental	Perú	PS$	4.23%	—	—	—	2,946	3,073		3,210	1,657	—	10,886
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Interbank	Perú	PS$	5.97%	734	2,143	2,877	2,991	3,153		1,640	—	—	7,784
Foreign	Enel Distribución Perú S.A.	Perú	Foreign	Banco Interbank	Perú	PS$	5.32%	94	288	382	403	424		448	—	—	1,275
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco de Crédito	Perú	US$	5.68%	1,980	5,941	7,921	20,290	—		—	—	—	20,290
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco de Crédito	Perú	PS$	5.58%	674	2,023	2,697	6,909	—		—	—	—	6,909
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	2,451	7,179	9,630	9,571	9,571		2,393	—	—	21,535
Foreign	Enel Generación Piura S.A.	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	581	1,774	2,355	2,442	1,252		—	—	—	3,694
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	56	176	232	14	—		—	—	—	14
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	19	59	78	39	—		—	—	—	39
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	112	237	349	—	—		—	—	—	—
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	AGAGUS	Brazil	R$	30.85%	191	584	775	384	223		25	—	—	632
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	JSL 1	Brazil	R$	25.21%	642	2,126	2,768	1,468	1,052		281	365	1,503	4,669
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	JSL 2	Brazil	R$	28.64%	225	749	974	701	203		123	166	142	1,335
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	JSL 3	Brazil	R$	17.96%	31	102	133	79	—		—	—	—	79
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	JSL 4	Brazil	R$	28.41%	27	86	113	58	66		33	7	57	221
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	MAESTRO	Brazil	R$	19.50%	162	519	681	450	515		527	—	—	1,492
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	DHL	Brazil	R$	13.39%	116	370	486	292	331		376	389	—	1,388
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	Arval	Brazil	R$	24.90%	429	636	1,065	132	12		—	—	—	144
Foreign	Enel Distribucion Sao Paulo	Brazil	Foreign	Vamos	Brazil	R$	8.39%	259	808	1,067	842	912		567	—	—	2,321
Total								9,055	26,612	35,667	51,610	20,787		9,623	2,584	1,702	86,306

								December 31, 2017
								Current			Non-Current
Taxpayer			Taxpayer	Financial			Nominal Interest	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Institution	Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Codensa	Colombia	Foreign	Union Temporal Rentacol	Colombia	CP$	10.80%	50	—	50	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	30	90	120	129	100	—	—	—	229
Foreign	Codensa	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	7.36%	7	9	16	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	97	198	295	—	—	—	—	—	—
Foreign	Codensa	Colombia	Foreign	Equirent S.A.	Colombia	CP$	9.54%	10	31	41	45	32	—	—	—	77
Foreign	Codensa	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	9.48%	2	6	8	7	—	—	—	—	7
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.98%	—	—	—	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Continental	Perú	PS$	5.60%	432	435	867	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Santander Perú	Perú	PS$	5.13%	249	—	249	—	—	—	—	—	—
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.94%	44	366	410	766	812	862	450	—	2,890
Foreign	Enel Distribución Perú S.A. (ex Edelnor S.A.A.)	Perú	Foreign	Banco Internacional	Perú	PS$	5.30%	—	—	—	60	63	67	70	—	260
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	5.68%	1,984	5,952	7,936	7,935	20,327	—	—	—	28,262
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	PS$	5.58%	703	2,110	2,813	2,814	7,208	—	—	—	10,022
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco Scotiabank	Perú	US$	3.70%	2,464	7,192	9,656	9,588	9,588	9,588	2,398	—	31,162
Foreign	Enel Generación Piura S.A. (ex EE Piura)	Perú	Foreign	Banco de Crédito	Perú	US$	3.63%	1,362	2,045	3,407	2,807	1,440	—	—	—	4,247
Foreign	Enel Generación Perú S.A. (ex Edegel S.A.A.)	Perú	Foreign	Banco Scotiabank	Peru	US$	2.75%	—	—	—	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Banco Corpbanca	Colombia	CP$	8.40%	2	5	7	—	—	—	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Equirent S.A.	Colombia	CP$	7.70%	66	199	265	252	16	—	—	—	268
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Mareauto Colombia SAS	Colombia	CP$	11.78%	13	39	52	52	32	—	—	—	84
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Transportes Especializados JR S.A.S.	Colombia	CP$	11.69%	103	337	440	337	—	—	—	—	337
Foreign	Emgesa S.A. E.S.P.	Colombia	Foreign	Consorcio Empresarial	Colombia	CP$	7.08%	5	10	15	—	—	—	—	—	—
Total								7,623	19,024	26,647	24,792	39,618	10,517	2,918	—	77,845

Summary of Detail of Other Obligations

Detail of other obligations

								December 31, 2018
								Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	R$	6.00%	472	1,363	1,835	1,565	1,145	632	348	—	3,690
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	—	14,322	14,322	4,200	6,643	7,142	8,242	14,002	40,229
Foreign	Emgesa S.A E.S.P	Colombia	Foreign	Banco Santander	Spain	CP$	6.15%	14,679	—	14,679	—	—	—	—	—	—
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Eletrobras	Brazil	R$	6.00%	185	554	739	690	690	690	690	345	3,105
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	Mútuo CelgPar 41211376/2014	Brazil	R$	6.80%	732	2,040	2,772	2,256	2,256	2,466	2,689	12,665	22,332
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	FIDC Série A	Brazil	R$	9.67%	3,733	6,614	10,347	10,437	10,437	10,437	4,605	—	35,916
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	FIDC Série B	Brazil	R$	14.15%	2,164	6,046	8,210	7,682	7,682	7,682	4,323	—	27,369
Foreign	Enel Distribucion Goias S.A	Brazil	Foreign	ITAU - Nota Promissoria 1° Emissao	Brazil	R$	6.96%	2,529	—	2,529	—	—	—	—	—	—
		Total						24,494	30,939	55,433	26,830	28,853	29,049	20,897	27,012	132,641

								December 31, 2017
								Current			Non-Current
Taxpayer			Taxpayer				Nominal Interest	Less than 90 days	More than 90 days	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current
ID No.	Company	Country	ID No.	Company	Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreign	Enel Distribución Ceará (ex Coelce S.A.)	Brazil	Foreign	Eletrobras	Brazil	R$	6.13%	643	1,702	2,345	2,144	1,828	1,336	736	404	6,448
Foreign	Enel Generación Costanera S.A.	Argentina	Foreign	Mitsubishi (deuda garantizada)	Argentina	US$	0.25%	762	2,176	2,938	3,000	3,000	3,000	3,000	36,913	48,913
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 017/2004	Brazil	R$	7.00%	112	194	306	—	—	—	—	—	—
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 149/2006	Brazil	R$	7.00%	447	773	1,220	—	—	—	—	—	—
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Centrais Eletricas Brazileiras Ebras_ECF - 232/2008	Brazil	R$	7.00%	318	656	974	842	842	842	842	1,263	4,631
Foreign	CELG Distribuição S.A.	Brazil	Foreign	Mútuo CelgPar 41211376/2014	Brazil	R$	6.80%	1,480	4,441	5,921	2,967	3,214	2,967	2,967	14,093	26,208
Foreign	CELG Distribuição S.A.	Brazil	Foreign	FIDC Série A	Brazil	R$	10.20%	3,766	10,250	14,016	13,665	13,665	13,665	13,665	7,971	62,631
Foreign	CELG Distribuição S.A.	Brazil	Foreign	FIDC Série B	Brazil	R$	12.78%	2,181	5,766	7,947	7,688	7,688	7,688	7,688	4,485	35,237
		Total						9,709	25,958	35,667	30,306	30,237	29,498	28,898	65,129	184,068

Summary of Changes in Reserve for Cash Flow Hedges

	12-31-2018	12-31-2017	12-31-2016
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(9,754)	(11,577)	(8,571)
Foreign currency exchange differences recorded in equity, net	(1,181)	2,311	181
Recognition of foreign currency exchange differences revenue, net	634	(78)	(225)
Foreign currency translation differences	419	(410)	540
Transfer to assets held for distribution to owners	—	—	—
Other	—	—	(3,502)
Balance in hedging reserves (hedging revenues) at the end of the year, net	(9,882)	(9,754)	(11,577)

Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of bank loans by currencies and maturities

			Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current
		Nominal Interest	One to three months	Three to twelve months	12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12/31/2018
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	3.36	2,999	351,000	353,999
Perú	US$	3.40%	422	—	422						—
Perú	Soles	3.75%	26,165	717	26,882	956	22,674				23,630
Colombia	CP	6.07%	68,134	44,924	113,058	41,705	12,869	10,420	9,741		74,735
Brazil	US$	4.53%	82,801	322,745	405,546	284,051	206,196	134	134	2,821	493,336
Brazil	Real	8.59%	75,422	116,056	191,478	112,716	99,173	58,994	21,879	41,612	334,374

Total			255,943	835,442	1,091,385	439,428	340,912	69,548	31,754	44,433	926,075

			Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current
		Nominal Interest	One to three months	Three to twelve months	12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12/31/2017
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Perú	US$	3.23%	8,858	1,289	10,147	422	—	—	—	—	422
Perú	Soles	5.32%	22,534	27,659	50,193	—	—	—	—	—	—
Colombia	US$	1.88%	34,943	—	34,943	—	—	—	—	—	—
Colombia	CP	7.10%	8,810	39,169	47,979	127,925	51,070	19,078	15,887	14,596	228,556
Brazil	US$	3.83%	6,013	55,936	61,949	357,542	237,284	77,649	130	2,949	675,554
Brazil	Real	10.84%	55,353	143,274	198,627	157,767	94,337	72,602	34,871	4,609	364,186

Total			136,511	267,327	403,838	643,656	382,691	169,329	50,888	22,154	1,268,718

Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of secured and unsecured bonds by currency and maturity

			Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current
		Nominal Interest	One to three months	Three to twelve months	12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12/31/2018
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	671,868	772,104
Chile	U.F.	5.75%	571	7,703	8,274	8,011	7,732	3,757	—	—	19,500
Perú	US$	6.64%	8,513	885	9,398	11,039	617	617	617	12,520	25,410
Perú	Soles	6.34%	12,238	74,973	87,211	59,512	47,306	50,068	61,039	258,872	476,797
Colombia	CP	7.44%	199,799	141,016	340,815	200,620	385,414	329,556	191,919	624,854	1,732,363
Brazil	Real	7.91%	61,663	164,272	225,935	283,858	339,053	274,230	322,022	267,150	1,486,313

Total			289,049	407,643	696,692	588,099	805,181	683,287	600,656	1,835,264	4,512,487

			Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current
		Nominal Interest	One to three months	Three to twelve months	12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12/31/2017
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	721,986	822,222
Chile	U.F.	5.75%	662	8,235	8,897	8,724	8,541	8,347	4,097	—	29,709
Perú	US$	6.59%	10,517	1,390	11,907	9,435	11,071	636	636	13,233	35,011
Perú	Soles	6.30%	6,248	18,749	24,997	89,204	60,357	47,647	50,524	291,563	539,295
Colombia	CP	8.69%	34,835	261,813	296,648	364,584	210,708	414,025	352,720	677,138	2,019,175
Brazil	Real	6.94%	6,311	61,825	68,136	21,149	202,527	62,841	59,630	50,680	396,827

Total			64,838	370,806	435,644	518,155	518,263	558,555	492,666	1,754,600	3,842,239

Financial Lease [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of finance lease by currency and maturity

			Current			Non-Current
			Maturity			Maturity
		Nominal Interest	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2018
Segment country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Perú	US$	4.34%	5,756	16,939	22,695	33,725	11,180	2,417	-	-	47,322
Perú	Soles	5.23%	1,944	5,748	7,692	14,398	7,223	5,492	1,671	-	28,784
Colombia	$ Col	9.60%	517	1,325	1,842	1,086	98	-	-	-	1,184
Brasil	Real	20.35%	2,599	7,182	9,781	5,443	3,925	2,324	1,197	2,002	14,891

Total			10,816	31,194	42,010	54,652	22,426	10,233	2,868	2,002	92,181

			Current			Non-Current
			Maturity			Maturity
		Nominal Interest	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2017
Segment country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Perú	US$	3.96%	6,751	17,916	24,667	23,097	32,665	9,938	2,419	-	68,119
Perú	Soles	5.65%	1,632	3,565	5,197	4,325	8,393	998	532	-	14,248
Colombia	$ Col	9.34%	484	1,087	1,571	920	174	-	-	-	1,094

Total			8,867	22,568	31,435	28,342	41,232	10,936	2,951	-	83,461

Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
-	Summary of other obligations by currency and maturity

			Current			Non-Current
			Maturity			Maturity
		Nominal Interest	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2018
Segment country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Argentina	US$	0.25%	2,091	12,576	14,667	2,783	10,911	4,115	4,136	20,515	42,460
Brasil	Real	7.68%	10,293	30,195	40,488	35,824	33,141	29,992	18,085	14,742	131,784
Colombia	$ Col	6.15%	14,821	-	14,821	-	-	-	-	-	-

Total			27,205	42,771	69,976	38,607	44,052	34,107	22,221	35,257	174,244

			Current			Non-Current
			Maturity			Maturity
		Nominal Interest	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2017
Segment country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Argentina	US$	1.39%	663	3,208	3,871	5,080	2,759	15,553	4,095	24,563	52,050
Brasil	Real	7.86%	14,406	40,685	55,091	46,646	43,072	38,828	34,777	33,785	197,108

Total			15,069	43,893	58,962	51,726	45,831	54,381	38,872	58,348	249,158